CASH FLOW – OTHER ITEMS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Cash flow arising from changes in:
(Gain) loss on non-hedge derivatives	$ (10,000,000)	$ 0
Stock-based compensation expense	87,000,000	71,000,000
Gain on warrant investments at FVPL	9,000,000	0
Income from investment in equity investees (note 16)	(288,000,000)	(165,000,000)
Increase in estimate of rehabilitation costs at closed mines	90,000,000	5,000,000
Net inventory impairment charges (note 17)	29,000,000	26,000,000
Gain on remeasurement of silver sale liability	(104,000,000)	(628,000,000)
Gains (losses) on litigation settlements	0	(216,000,000)
Change in other assets and liabilities	(70,000,000)	(113,000,000)
Settlement of rehabilitation obligations	(106,000,000)	(93,000,000)
Other operating activities	(381,000,000)	(1,113,000,000)
Cash flow arising from changes in:
Accounts receivable	(192,000,000)	(118,000,000)
Inventory	121,000,000	9,000,000
Other current assets	(133,000,000)	(89,000,000)
Accounts payable	42,000,000	(108,000,000)
Other current liabilities	(146,000,000)	(51,000,000)
Change in working capital	(308,000,000)	(357,000,000)
Dividends received from investments accounted for using equity method, classified as investing activities	141,000,000	125,000,000
Cash repayments of advances and loans from related parties	79,000,000	92,000,000
Funding of equity method investments (note 16)	0	(2,000,000)
Other	0	(2,000,000)
Other investing activities	220,000,000	213,000,000
Proceeds from issue of bonds, notes and debentures	42,000,000	0
Debt extinguishment costs	(15,000,000)	(3,000,000)
Miscellaneous Other Inflows (Outflows) Of Cash Classified As Financing Activities	1,000,000	2,000,000
Other financing activities (note 15)	$ 28,000,000	$ (1,000,000)